Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments [Abstract]
Schedule of financial instruments
Call option	7,364,829	5,422,917
	7,364,829	5,422,917

Call option	9,306,741	5,422,917
	9,306,741	5,422,917

Call option	5,422,917	Nil
	5,422,917	Nil

Schedule of interest rate derivatives
Interest rate swaps	Nil	1,518,249
	Nil	1,518,249

Interest rate swaps	1,518,249	1,190,073
	1,518,249	1,190,073

Schedule of derivative financial instruments
	Notional	Fair value	Fair value
	Amount (USD)	asset (USD)	liability (USD)
31 December 2020
Designated at FVTPL
Interest rate swaps	Nil	Nil	Nil

31 December 2019
Designated at FVTPL
Interest rate swaps	79,253,015	Nil	1,518,249

	Notional Amount (USD)	Fair value asset (USD)	Fair value liability (USD)

December 31, 2019 Designated at FVTPL Interest rate swaps	79,253,015	Nil	1,518,249
December 31, 2018 Designated at FVTPL Interest rate swaps	83,855,305	Nil	1,190,073